Earnings Per Share	12 Months Ended
Jan. 31, 2019
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Earnings Per Share
20.	EARNINGS PER SHARE

a)	Basic earnings per share

Details of basic earnings per share were as follows:

	Years ended
	January 31, 2019	January 31, 2018
Net income attributable to shareholders	$227.0	$238.9

Weighted average number of shares	98,291,845	106,961,014

Earnings per share - basic	$2.31	$2.23

b)	Diluted earnings per share

Details of diluted earnings per share were as follows:

	Years ended
	January 31, 2019	January 31, 2018
Net income attributable to shareholders	$227.0	$238.9

Weighted average number of shares	98,291,845	106,961,014
Dilutive effect of stock options	1,297,043	956,073
Weighted average number of diluted shares	99,588,888	107,917,087

Earnings per share - diluted	$2.28	$2.21

The average market value of the Company’s shares for purposes of calculating the dilutive effect of stock options was based on share value on the Toronto Stock Exchange for the period during which the options were outstanding.